Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Jun. 30, 2025 JPY (¥)
Current assets
Cash and cash equivalents	$ 774	¥ 121,343	¥ 13,348
Term deposit			1,800
Accounts receivable-third parties, net	6,986	1,095,397	1,014,513
Accounts receivable – related party, net			107
Net investment in sublease, current	1,771	277,629	172,233
Inventories, net	86	13,535	15,255
Other current assets, net	267	41,876	35,466
Total current assets	9,884	1,549,780	1,252,722
Non-current assets
Property and equipment, net	6,360	997,299	989,408
Investments in an associate	106	16,650	16,902
Operating lease right-of-use assets	4,356	683,104	848,971
Finance lease right-of-use assets	94	14,777	17,855
Deferred tax assets, net	424	66,408	66,408
Net investment in sublease, non-current	378	59,207	111,513
Deferred offering costs			207,471
Other non-current assets	974	152,662	162,814
Financial assets at FVTPL	255	40,000
Total current assets	12,947	2,030,107	2,421,342
Total assets	22,831	3,579,887	3,674,064
Current liabilities
Bank and other borrowings	802	125,806	116,150
Accounts payable	1,148	179,969	258,183
Accounts payable - related party	82	12,895	12,900
Other payables and accruals	1,113	174,568	305,196
Income tax payable	922	144,638	168,295
Contract liabilities	17	2,631	348
Amount due to related parties			26,629
Operating lease liabilities, current	2,181	341,955	374,687
Finance lease liabilities, current	31	4,929	5,276
Total current liabilities	6,296	987,391	1,267,664
Non-current liabilities
Bank and other borrowings, non-current	4,688	734,898	766,691
Asset retirement obligation			386
Operating lease liabilities, non-current	3,740	586,383	737,903
Finance lease liabilities, non-current	69	10,860	13,237
Rental deposits	579	90,752	90,752
Other non-current liabilities	77	12,087	16,142
Total non-current liabilities	9,153	1,434,980	1,625,111
Total liabilities	15,449	2,422,371	2,892,775
Shareholders’ equity
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2024)*	1	161	157
Series A preferred shares (par value of US$0.00002 per share; 2,500,000,000 series A preferred shares authorized, 2,000,000 series A preferred shares issued and outstanding as of June 30, 2024 and 2025)*		6	6
Share subscription receivable		(6)	(6)
Merger reserve	5,692	892,571	459,207
Retained earnings	1,689	264,784	321,925
Total shareholders equity	7,382	1,157,516	781,289
Total liabilities and shareholders' equity	$ 22,831	¥ 3,579,887	¥ 3,674,064